Secured Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Secured Borrowings Balance, Net Of Unamortized Debt Discounts

			Weighted average
	Net carrying value as of		interest rate(1) as of
	December 31,	December 31,	December 31,	December 31,	Maturity
	2014	2013	2014	2013	date
	(in thousands)
Securitization Notes	$532,035	$575,326	3.04%	3.63%	November 2033
Nord LB Facility	408,484	440,456	4.15%	4.15%	November 2018
CBA Facility	113,208	159,802	4.63%	4.91%	June 2018 – October 2020
Term Loan	443,383	465,103	5.19%	4.50%	August 2019
Fly Acquisition II Facility	121,589	126,766	4.15%	4.16%	July 2018
Other Aircraft Secured Borrowings	716,629	487,252	3.89%	4.71%	December 2015 – December 2025
Total	$2,335,328	$2,254,705

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(1) Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.

Schedule Of Future Minimum Principal Payments

Year ending December 31,	(Dollars in thousands)
2015	$242,795
2016	207,413
2017	194,513
2018	532,875
2019	457,788
Thereafter	738,301
Future minimum principal payments due	$2,373,685

Nord LB Facility [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

	Balance as of
	December 31, 2014	December 31, 2013
	(in thousands)
Outstanding principal balance	$416,249	$452,371
Unamortized debt discount	(7,765)	(11,915)
Nord LB Facility balance, net	$408,484	$440,456

CBA Facility [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

	Balance as of
	December 31, 2014	December 31, 2013
	(in thousands)
Outstanding principal balance:
Senior tranches	$—	$30,512
Junior tranches	—	5,900
Tranche A	65,462	87,925
Tranche B	49,350	37,486
Total outstanding principal balance	114,812	161,823
Unamortized debt discount	(1,604)	(2,021)
CBA Facility balance, net	$113,208	$159,802

Weighted Average Interest Rates On Senior And Junior Tranche Loans, Excluding Debt Discount Amortization

	As of
	December 31, 2014	December 31, 2013
Fixed rate loans:
Senior tranches	—	5.62%
Junior tranches	—	7.91%
Tranche A	5.52%	6.53%
Tranche B	4.47%	4.58%
Variable rate loans:
Tranche A	2.66%	2.66%
Tranche B	—	2.66%
Facility weighted average interest rate	4.63%	4.91%

Fly Acquisition II Facility [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

	Balance as of
	December 31, 2014	December 31, 2013
	(in thousands)
Outstanding principal balance	$121,589	$126,766

Class G One Notes Payable [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

	Balance as of
	December 31, 2014	December 31, 2013
	(in thousands)
Outstanding principal balance:
Notes issued	$546,465	$592,903
Unamortized discount	(14,430)	(17,577)
Notes payable, net	$532,035	$575,326

Term Loan [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

	Balance as of
	December 31, 2014	December 31, 2013
	(in thousands)
Outstanding principal balance	$451,547	$475,313
Unamortized debt discount	(8,164)	(10,210)
Term Loan balance, net	$443,383	$465,103

Other Aircraft Secured Borrowings [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings
	Balance as of		Weighted Average
	December 31,	December 31,	Interest
	2014	2013	Rates(1)	Maturity Date
	(in thousands)
Outstanding principal balance	$723,023	$490,106	3.89%	December 2015 – December 2025
Unamortized debt discount	(6,394)	(2,854)
Other aircraft secured borrowings balance, net	$716,629	$487,252

(1)Represents the weighted average contracted interest rate as of December 31, 2014.